Note 5 - Personnel Expenses, Including Share-based Remuneration (Details Textual) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 10, 2019
Amended and restated share incentive plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)			20,000,000
Amended and restated share incentive plan [member] | ADS [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)			10,000,000
Number of share options and other equity instruments granted in share-based payment arrangement (in shares)	2,030,825
Options and RSUs [member]
Statement Line Items [Line Items]
Number of share options and other equity instruments granted in share-based payment arrangement (in shares)	2,030,825	401,818
Weighted average remaining contractual life of outstanding share options and other equity instruments (Year)	1 year 3 months 18 days	8 months 23 days
Options and RSUs [member] | ADS [member]
Statement Line Items [Line Items]
Share-based payments arrangement, vesting schedule, in year one	25.00%
Share-based payments arrangement, vesting schedule, in year two	25.00%
Share-based payments arrangement, vesting schedule, in year three	25.00%
Share-based payments arrangement, vesting schedule, in year four	25.00%